Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (3,896,531)	$ (1,088,193)	$ (2,652,626)	$ (1,547,598)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services	(127,815)	6,500	6,500	145,750
Accumulated Depreciation		18,231	3,989	(18,818)
Depreciation & Amortization Expense	502,969
Changes in operating assets and liabilities
Accounts receivable	(179,991)	87,638	(939,104)	(279,953)
Inventory	(872,658)	(299,252)	(669,646)	(160,858)
Other Current Assets	70,563		(87,638)
Trucks			31,092	88,896
Amortization & Depreciation			68,386
Deposits				(11,520)
Other Assets
Accounts payable	1,265,532	473,131	1,205,383	340,236
Accrued expenses	294,476	85,904	101,122	(30,905)
Repayment of Notes Payable				(208,500)
Other Current liabilities	110,624
Capitalized interest or penalty fees	181,219	136,134	311,877
Retirement of fixed assets				85,706
Net Cash Provided by / (Used in) Operating Activities	(2,651,613)	(579,908)	(2,620,665)	(1,597,563)
INVESTING ACTIVITIES
Receivable - Related		(75,525)	(34,379)
Computers				(10,426)
Purchase of equipment, building & improvements & fixed assets	(177,590)		(1,384,382)	(141,413)
Goodwill and Intangible Assets			(2,783,239)	(950,000)
Net Cash Provided by / (Used In) Investing Activities	(177,590)	(75,525)	(4,202,000)	(1,101,839)
FINANCING ACTIVITIES
Proceeds from notes payable	744,378	204,000	2,960,900	2,742,721
Proceeds from notes payable - Related		16,100	119,542
Repayment of notes payable	(194,619)	72,796		(149,973)
Repayment of notes payable - Related	(125)
Proceeds from long-term loans	3,700,936		3,461,606	(175,000)
Repayment of long-term loans	(1,900,000)
Repayment of debt by Shares		(166,000)
Common Shares Issued for Cash
Shares Issued for Debt	122,815	387,211
Preferred Stocks issued	5,000		60,000
Debt Conversion			(166,000)
Shares issued for debt conversion	168,500		440,211	432,641
Prior period adjustment to retained earnings		3,846	111,304
Net Cash Provided by / (Used in) Financing Activities	2,478,385	517,952	6,987,564	2,850,390
NET INCREASE (DECREASE) IN CASH	(350,819)	(137,481)	164,898	150,988
CASH AT BEGINNING OF PERIOD	315,956	151,058	151,058	69
CASH AT END OF PERIOD	(34,861)	13,577	315,957	151,058
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest and penalty fees	262,822	127,615	142,695	185,884
NON CASH FINANCING ACTIVITIES:
Issuance of shares for debt conversion		$ 387,211	$ 440,211	$ 432,641